[GRAPHIC]	• Allmerica VUL 2001

[GRAPHIC]

Semi-Annual Report

JUNE 30, 2004

General Information

Officers of Allmerica Financial Life Insurance and Annuity Company (AFLIAC)

Michael A. Reardon, President and CEO

Edward J. Parry III, Chief Financial Officer

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

AIM Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Aggressive Growth Fund

AIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Development Fund

AIM V.I. Premier Equity Fund

INVESCO VIF-Dynamics Fund

INVESCO VIF-Health Sciences Fund

Alliance Capital Management, L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Small Cap Value Portfolio

AllianceBernstein Technology Portfolio

AllianceBernstein Value Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Government Bond Fund

Money Market Fund

Select Investment Grade Income Fund

Bank of Ireland Asset Management (U.S.) Ltd.

26 Fitzwilliam Place, Dublin 2, Ireland

75 Holly Hill Lane, Greenwich, CT 06830

Select International Equity Fund

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, New York, NY 10022

Select Value Opportunity Fund

GE Asset Management Inc.

3001 Summer Street, Stamford, CT 06905

Select Growth Fund (Co-Sub-Adviser)

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, NY 10005

Core Equity Fund (Co-Sub-Adviser)

Jennison Associates LLC

466 Lexington Avenue, New York, NY 10017

Select Growth Fund (Co-Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive, Chicago, IL 60606

Core Equity Fund (Co-Sub-Adviser)

Investment Advisers (continued)

Delaware International Advisers Ltd.

80 Cheapside, London, England EC2V6EE

Delaware VIP International Value Equity Series

Delaware Management Company

2005 Market Street, Philadelphia, PA 19103

Delaware VIP Growth Opportunities Series

Deutsche Asset Management Inc.

280 Park Avenue, New York, NY 10017

Scudder VIT EAFE Equity Index Fund

Scudder VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.

345 Park Avenue, New York, NY 10154

Scudder Technology Growth Portfolio

SVS Dreman Financial Services Portfolio

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Asset Manager Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Overseas Portfolio

Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.

One Franklin Parkway, San Mateo, CA 94403

FT VIP Franklin Growth and Income Securities Fund

FT VIP Franklin Large Cap Growth Securities Fund

FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC

One Parker Plaza, Fort Lee, NJ 07024

FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Growth Portfolio

Janus Aspen Growth and Income Portfolio

General Information

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

MFS Mid Cap Growth Series

MFS New Discovery Series

MFS Total Return Series

MFS Utilities Series

Oppenheimer Funds, Inc.

498 Seventh Avenue, New York, NY 10018

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Pioneer Investment Management, Inc.

60 State Street, Boston, MA 02109

Pioneer Emerging Markets VCT Portfolio

Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.

100 East Pratt Street, Baltimore, MD 21202

T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC

500 East Broward Blvd., Fort Lauderdale, FL 33394

FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life product.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

Product Performance Summary

Allmerica VUL 2001 (AFLIAC)

Average Annual Total Returns as of 6/30/04

The average annual total returns for the Allmerica VUL 2001 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	5/1/01	17.04%	-3.87%	9.18%	-3.99%
AIT Equity Index Fund	9/28/90	1/10/00	18.46%	-2.49%	11.35%	-4.15%
AIT Government Bond Fund	8/26/91	5/1/01	-1.58%	5.73%	5.96%	4.88%
AIT Money Market Fund	4/29/85	1/10/00	0.65%	3.21%	4.29%	2.95%
AIT Select Capital Appreciation Fund	4/28/95	1/10/00	26.77%	6.90%	13.09%	5.02%
AIT Select Growth Fund	8/21/92	1/10/00	16.00%	-7.36%	8.05%	-11.23%
AIT Select International Equity Fund	5/2/94	1/10/00	22.59%	-1.56%	5.84%	-5.29%
AIT Select Investment Grade Income Fund	4/29/85	1/10/00	-0.25%	6.01%	6.72%	6.62%
AIT Select Value Opportunity Fund	4/30/93	1/10/00	31.42%	10.48%	13.07%	14.59%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund	5/1/98	5/1/01	22.88%	0.98%	1.90%	-3.32%
AIM V.I. Blue Chip Fund	12/29/99	5/1/01	13.74%	N/A	-8.75%	-6.54%
AIM V.I. Premier Equity Fund	5/5/93	5/1/01	14.62%	-5.65%	8.78%	-7.23%
AIM V.I. Basic Value Fund (Series II Shares)	9/10/01	5/1/02	24.00%	N/A	3.97%	3.31%
AIM V.I. Capital Development Fund (Series II Shares)	5/1/98	5/1/02	24.16%	7.08%	4.66%	2.91%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	18.15%	3.19%	13.50%	-0.32%
AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	16.18%	-6.68%	11.09%	-8.26%
AllianceBernstein Small Cap Value Portfolio	5/1/01	5/1/02	33.90%	N/A	15.49%	11.28%
AllianceBernstein Technology Portfolio	1/11/96	5/1/02	23.15%	-5.63%	6.08%	-0.38%
AllianceBernstein Value Portfolio	5/1/01	5/1/02	20.49%	N/A	4.85%	5.75%

Delaware VIP Trust (Service Class)
Delaware VIP Growth Opportunities Series	7/12/91	5/1/01	22.71%	3.69%	11.05%	1.85%
Delaware VIP International Value Equity Series	10/29/92	5/1/01	28.68%	4.43%	8.05%	5.91%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index	8/22/97	5/1/01	29.09%	-3.49%	-0.15%	-3.74%
Scudder VIT Small Cap Index	8/22/97	5/1/01	32.87%	6.27%	6.12%	7.20%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica VUL 2001 (AFLIAC) continued

Average Annual Total Returns as of 6/30/04

The average annual total returns for the Allmerica VUL 2001 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio	10/9/86	1/10/00	21.83%	1.71%	11.11%	3.50%
Fidelity VIP Growth Portfolio	10/9/86	1/10/00	18.81%	-3.67%	10.88%	-7.98%
Fidelity VIP High Income Portfolio	9/19/85	1/10/00	9.32%	-1.88%	4.26%	-1.95%
Fidelity VIP Overseas Portfolio	1/28/87	5/1/01	31.20%	-0.59%	4.94%	-2.08%
Fidelity VIP Asset Manager Portfolio (Service Class 2)	9/6/89	5/1/01	8.13%	0.91%	7.26%	1.77%
Fidelity VIP Contrafund Portfolio (Service Class 2)	1/3/95	5/1/01	24.32%	2.28%	13.64%	5.23%
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	1/3/95	5/1/01	16.23%	-6.70%	7.05%	-1.87%
Fidelity VIP Mid Cap Portfolio (Service Class 2)	12/28/98	5/1/02	34.84%	17.21%	18.98%	11.66%
Fidelity VIP Value Strategies Portfolio (Service Class 2)	2/20/02	5/1/02	36.97%	N/A	12.52%	11.07%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund	1/24/89	5/1/01	20.17%	6.31%	1.63%	-1.51%
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/02	16.83%	1.38%	8.38%	3.89%
FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	29.52%	4.93%	9.92%	-0.74%
FT VIP Franklin Small Cap Value Securities Fund	5/1/98	5/1/02	31.67%	11.24%	6.45%	6.90%
FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	17.17%	5.27%	8.84%	3.91%
FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/02	28.00%	0.58%	7.61%	4.10%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund	8/25/97	5/1/01	24.34%	-3.36%	3.34%	-6.83%
INVESCO VIF Health Sciences Fund	5/22/97	5/1/01	14.61%	4.64%	9.41%	0.99%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio	9/13/93	5/1/00	20.23%	-5.01%	8.59%	-11.48%
Janus Aspen Growth and Income Portfolio	5/1/98	5/1/01	16.52%	0.96%	7.00%	-3.94%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series	5/1/00	5/1/02	25.57%	N/A	-9.15%	2.76%
MFS New Discovery Series	5/1/98	5/1/02	19.25%	4.08%	6.75%	0.60%
MFS Total Return Series	1/3/95	5/1/02	10.84%	4.97%	10.72%	4.56%
MFS Utilities Series	1/3/95	5/1/02	18.74%	1.29%	11.67%	9.35%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica VUL 2001 (AFLIAC) continued

Average Annual Total Returns as of 6/30/04

The average annual total returns for the Allmerica VUL 2001 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	2/9/87	5/1/02	13.43%	4.68%	9.20%	6.36%
Oppenheimer Capital Appreciation Fund/VA	4/3/85	5/1/02	19.10%	0.67%	12.93%	2.68%
Oppenheimer Global Securities Fund/VA	11/12/90	5/1/02	32.14%	7.92%	10.60%	6.50%
Oppenheimer High Income Fund/VA	4/30/86	5/1/02	9.58%	3.70%	6.57%	8.82%
Oppenheimer Main Street Fund/VA	7/5/95	5/1/02	17.59%	-1.93%	9.66%	2.39%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	10/30/98	5/1/01	30.06%	3.57%	9.59%	12.29%
Pioneer Real Estate Shares VCT Portfolio	3/1/95	5/1/01	28.59%	13.29%	12.62%	16.03%

Scudder Variable Series II
Scudder Technology Growth Portfolio	5/3/99	5/1/00	24.12%	-4.14%	-2.20%	-16.97%
SVS Dreman Financial Services Portfolio	5/4/98	5/1/01	17.38%	4.90%	4.89%	5.83%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	1/10/00	23.68%	-2.33%	3.54%	-7.35%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

Allmerica VUL 2001

Product Description

This Policy is an individual flexible premium variable life insurance Policy with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

The Policy is flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access

The Policy Owner may make partial withdrawals, borrow up to the Loan Value of the Policy or surrender the Policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information

The Policy Owner may allocate part or all of the Policy Value to the Fixed Account. The Fixed Account is a part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the Policy is in effect. The Death Benefit is the Surrender Value of the Policy after the final premium payment date.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the Policy. Please see the prospectus for a detailed description of the specific charges that apply to your Policy.

Surrender Charges: This Policy provides for a contingent Surrender Charge which will be deducted if the Policy Owner requests a partial withdrawal, a full surrender of the Policy or decrease in Face Amount during a Surrender Charge period.

Monthly Insurance Protection Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of Policy and underwriting class.

Monthly Expense Charge: A monthly expense charge applies for 10 Policy Years after issue and Policy increases.

Transfers: The Company currently does not restrict the number of transfers among the Sub-Accounts. The first 12 transfers may be made free of charge. A fee of up to $25 may be assessed for each subsequent transfer.

Premium Expense Charge: A charge for state, local, and DAC premium taxes (if any) is deducted from each premium payment. An additional up-front sales load (premium expense charge) may apply.

Monthly Administration Charge: A monthly charge is assessed against the Policy to cover administration of the Policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the Variable Account. The levels of fees and expenses vary among the funds.

Mortality and Expense Risk Charge: A charge is assessed on each monthly processing date based on assets in the Separate Accounts on the prior “monthiversary” as long as the Policy is in force. Both current and guaranteed rates vary by Policy duration.

If you would like to request additional copies of this report, please call 1-800-533-7881

Allmerica VUL 2001 is issued by

Allmerica Financial Life Insurance and Annuity Company

and offered by VeraVest Investments, Inc., member NASD/SIPC.

[GRAPHIC]

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

AFSVULSEMI (6/04)

[GRAPHIC] ATTN: S130 440 Lincoln Street, Worcester, Massachusetts 01653 Change Service Requested

AFSVULSEMI (6/04)